Dec. 01, 2016

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Variable NAV Money Fund

Institutional Shares

The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus:

SHAREHOLDER FEES (paid directly from your investment)

(paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.15
Distribution/service (12b-1) fees	None
Other expenses1	0.74
Total annual fund operating expenses	0.89
Fee waiver/expense reimbursement	0.74
Total annual fund operating expenses after fee waiver/expense reimbursement	0.15

[1] The "Other expenses" have been restated to reflect fee changes associated with Money Market Reform which became effective October 10, 2016.

The Advisor has contractually agreed for the two year period July 3, 2017 through July 2, 2019 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.15%. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including two years of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$131	$344	$955